CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
ASSETS
Cash and cash equivalents	$ 237,276	$ 321,761
Trade receivables (net of allowances for doubtful accounts of $16,011 and $15,712 as of January 31, 2013 and 2012, respectively)	898,809	947,480
Deferred income taxes	19,595	20,372
Other current assets	156,385	132,545
Total current assets	1,312,065	1,422,158
Property, plant and equipment, net	242,898	216,299
Goodwill	314,269	415,222
Other intangible assets, net	143,366	119,015
Investments	969	1,108
Deferred income taxes	25,802	43,272
Other non-current assets	34,688	38,575
Total assets	2,074,057	2,255,649
LIABILITIES & EQUITY
Bank lines of credit	79,213	76,240
Short-term borrowings	1,129	1,019
Current portion of long-term borrowings	5,663	21,775
Current portion of capital lease obligations	11,377	13,768
Trade payables and other accrued liabilities	786,444	859,086
Income taxes payable	8,470	12,657
Deferred income taxes	2,775	1,927
Total current liabilities	895,071	986,472
Long-term borrowings, excluding current portion	204,434	231,204
Capital lease obligations, excluding current portion	73,538	15,845
Deferred income taxes	29,654	31,845
Other non-current liabilities	47,178	38,775
Commitments and contingencies
Non-voting variable rate participating cumulative convertible preference shares of no par value:
Common stock - authorized 500,000,000 ordinary shares of no par value; issued and outstanding 103,848,134 and 102,833,998 shares as of January 31, 2013 and 2012, respectively	505,237	491,073
Retained earnings	396,946	503,675
Accumulated other comprehensive loss	(92,348)	(55,983)
Total UTi Worldwide Inc. shareholders' equity	809,835	938,765
Non-controlling interests	14,347	12,743
Total equity	824,182	951,508
Total liabilities and equity	2,074,057	2,255,649
Preferred Class A [Member]
Non-voting variable rate participating cumulative convertible preference shares of no par value:
Non-voting cumulative Convertible Preferred Stock Issued
Preferred Class B [Member]
Non-voting variable rate participating cumulative convertible preference shares of no par value:
Non-voting cumulative Convertible Preferred Stock Issued